Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	December 31, 2023	December 31, 2024
	RM	RM	US$
Trade receivables
- Third parties	11,310,279	18,131,208	4,055,836
- Related parties	2,499,319	-	-
	13,809,598	18,131,208	4,055,836
Less: Provision for allowance for expected credit losses - trade receivables	(2,518,122)	(2,097,071)	(469,101)
	11,291,476	16,034,137	3,586,735

Other receivables	13,068,732	71,482,014	15,990,071
Less: Provision for allowance for expected credit losses - other receivables	-	(1,637,988)	(366,408)
	13,068,732	69,844,026	15,623,663

Deposits	4,122,755	749,474	167,652
Prepayments	466,629	47,525,380	10,631,125
	17,658,116	118,118,880	26,422,440
Total trade and other receivables	28,949,592	134,153,017	30,009,175

Movement in provision for allowance for expected credit losses on trade receivables is as follows:

At beginning of the year	1,757,638	2,518,122	563,288
Additions	1,571,162	2,458,381	549,924
Write off	(814,189)	(2,891,410)	(646,790)
Currency realignment	3,511	11,978	2,679
At end of the year	2,518,122	2,097,071	469,101

Movement in provision for allowance for expected credit losses on other receivables is as follows:

At beginning of the year	-	-	-
Additions	-	1,651,127	369,347
Currency realignment	-	(13,139)	(2,939)
At end of the year	-	1,637,988	366,408

The average credit period for services rendered is 30 (2023: 30) days. No interest is charged on the outstanding balances.

	December 31, 2023	December 31, 2024
	RM	RM	US$
Not past due	5,961,854	10,264	2,296
Past due (i)	7,847,744	18,120,944	4,053,540
Less: Provision for allowance for expected credit losses	(2,518,122)	(2,097,071)	(469,101)
	11,291,476	16,034,137	3,586,735
(i)	Aging of receivables that are past due the average credit period:

Schedule of Aging of Receivables that are Past Due the Average Credit Period	Aging of receivables that are past due the average credit period:
	December 31, 2023	December 31, 2024
	RM	RM	US$
< 30 days	790,489	3,687,161	824,795
31 days to 60 days	4,240	454,020	101,561
61 days to 210 days	5,015,219	6,244,299	1,396,810
211 days to 240 days	-	3,540,879	792,072
241 days to < 1 year	2,037,796	4,194,585	938,302
Total (ii)	7,847,744	18,120,944	4,053,540

(ii)	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.

Schedule of Provision Matrix Trade Receivables

The following table details the provision for ECL based on the Company’s provision matrix, based on past due status is not further distinguished between the Company’s different customer base:

	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 - 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2023	-	-	-	480,326	-	2,037,796	2,518,122
Lifetime ECL – December 31, 2024	-	135,192	54,898	953,938	670,538	282,505	2,097,071

Schedule of Trade and Other Receivables at the End of the Reporting Date	The currency profiles of the Company’s trade and other receivables at the end of the reporting date are as follows:
	December 31, 2023	December 31, 2024
	RM	RM
United States dollar	5,743,323	18,233,446